Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)	Successor [Member]	Reorganization adjustments [Member]
Balance at Dec. 31, 2012	$ (1,148)	$ 0	$ 606	$ (1,934)	$ 180
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	1	0	1	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(464)	0	0	(464)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(464)
Other Comprehensive Income (Loss), Net of Tax	22	0	0	0	22
Balance at Dec. 31, 2013	(1,480)	0	716	(2,398)	202
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Contributions from Parent	102	0	102	0	0
Non-cash capital contribution from parent	$ 7	0	7	0	0
Common Stock, Shares, Outstanding	100
Accumulated other comprehensive income	$ 202
Net Income (Loss) Attributable to Momentive Performance Materials Inc	1,685	0	0		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,685			1,685
Other Comprehensive Income (Loss), Net of Tax	(40)	0	0	0
Net Other Comprehensive Income	(40)
Balance at Oct. 24, 2014	0	0	0	0	0		$ 2,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of business to related party	(3)	0	(3)	0	0
Cancellation of predecessor company equity	(162)	0		713	(162)
Balance at Dec. 31, 2013	(1,480)	0	716	(2,398)	202
Balance at Dec. 31, 2014	769	0	857	(60)	(28)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash capital contribution from parent	0
Accumulated other comprehensive income	0						0
Additional paid-in capital (Predecessor)							(713)
Additional paid-in capital (Successor)							857
Issuance of Successor Company common stock	857	0		0	0
Balance at Oct. 24, 2014	0	0	0	0	0		2,578
Balance at Oct. 25, 2014	857	$ 0	857	0	0	$ 857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		47,989,000,000,000
Balance at Oct. 24, 2014	0	$ 0	0	0	0		$ 2,578
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(60)	0	0		0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)			(60)
Other Comprehensive Income (Loss), Net of Tax	(28)	0	0	0
Net Other Comprehensive Income	(28)
Balance at Dec. 31, 2014	769	0	857	(60)	(28)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash capital contribution from parent	0
Accumulated other comprehensive income						0
Additional paid-in capital (Predecessor)						0
Additional paid-in capital (Successor)						$ 857
Accumulated other comprehensive income	(28)
Allocated Share-based Compensation Expense	3		3
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(83)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(83)
Other Comprehensive Income (Loss), Net of Tax	(64)
Net Other Comprehensive Income					(64)
Balance at Dec. 31, 2015	626	$ 0	861	$ (143)	$ (92)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Non-cash capital contribution from parent	0
Proceeds from Issuance of Common Stock	1		$ 1
Accumulated other comprehensive income	$ (92)